Operating Cash Flow - Schedule of additional supplementary cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Operating Cash Flow [Abstract]
Property, plant and equipment in accounts payable	$ 1,152	$ 19,751
Right-of-use asset additions	17,059	24,405
Capitalized borrowing costs	1,269	2,385
Interest paid	$ 5,618	$ 2,527